Interest in associates and joint ventures - Reconciliation of BoCom's total shareholders' equity to carrying amount (Details) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of associates [line items]
Equity attributable to shareholders			$ 184,973	$ 185,329
Interests in associates			28,777	27,200
Gains (losses) on exchange differences on translation of foreign operations, net of tax			(4,983)	(204)	$ (9,918)
Bank of Communications Co., Limited
Disclosure of associates [line items]
Equity attributable to shareholders	$ 154,748	$ 149,713
Other equity instruments	(23,946)	(24,616)
Equity attributable to shareholders less other equity instruments	130,802	125,097
The Group's share of equity	25,284	24,210
Impairment	(2,917)	(3,000)	0	(3,000)
Interests in associates	$ 22,367	21,210	$ 22,367	$ 21,210
Gains (losses) on exchange differences on translation of foreign operations, net of tax		$ 3,000